Condensed Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ (17,630,095)	$ 142,994,465	$ (185,775,870)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	14,706,065	(87,695,390)	106,714,978
Loss on FPA liability		(63,044,158)	69,874,782
Change in fair value of conversion option on working capital loan	1,127,856	365,417
Amortization of debt discount	1,000,000	2,000,000
Interest earned on marketable securities held in Trust Account		(21,942)
Compensation expense on Private Placement warrants			6,992,602
Offering costs allocated to warrant liabilities			1,150,871
Formation cost paid by Sponsor in exchange for issuance of founder shares			5,000
Operating expenses paid through advance from related party			32,075
Changes in operating assets and liabilities:
Prepaid expenses		68,114	92,814
Accounts payable and accrued expenses		4,185,834	900,948
Net cash (used in) operating activities		(1,147,660)	(11,800)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(690,000,000)
Net cash used in investing activities			(690,000,000)
Cash Flows from Financing Activities:
Proceeds from convertible note - related party		2,000,000
Advances from related party		4,085
Proceeds from sale of Units, net of underwriting discounts paid			676,200,000
Proceeds from sale of Private Placement Warrants			15,800,000
Repayment of advances from related party		(19,458)	(1,383,191)		$ (1,383,191)
Net cash provided by financing activities		1,984,627	690,616,809
Net Change in Cash		836,967	605,009
Cash – Beginning		605,009	0
Cash – Ending	1,441,976	1,441,976	605,009		605,009
Non-Cash Investing and Financing Activities:
Initial classification of conversion option		2,000,000	618,455,829
Offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares			20,000
Accrued expenses paid through advances from related party			558
Payment of offering costs through advances from related party			954,273
Payment of prepaid expenses through advances from related party			413,988
Change in value of Class A ordinary shares subject to redemption		248,936,888	(177,392,717)
Deferred underwriting fee payable	24,150,000	24,150,000	24,150,000		24,150,000
Initial classification of warrant liability:			43,205,208
Initial classification of FPA liability			234,683
Cypress Holdings Inc And Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income	3,816,000	(1,268,000)		$ (27,213,000)	(16,876,000)	$ (210,340,000)	$ (55,031,000)
Net income (loss)	3,816,000	(1,268,000)		(27,213,000)	(16,876,000)	(210,340,000)	(55,031,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of software, equipment, and property		10,472,000		8,543,000	17,749,000	18,391,000	14,700,000
Amortization of Intangible Assets	24,700,000	49,315,000		49,304,000	98,613,000	109,126,000	112,713,000
Impairment of goodwill and intangible assets					0	207,050,000	0
Deferred income taxes		(11,068,000)		(16,685,000)	(11,124,000)	(84,280,000)	(3,749,000)
Stock-based compensation		15,537,000		5,601,000	11,336,000	7,124,000	7,199,000
Amortization of deferred financing fees		2,321,000		2,146,000	4,630,000	4,837,000	4,654,000
Change in fair value of interest rate swaps	(3,089,000)	(6,366,000)		20,527,000	13,249,000	22,432,000	(6,890,000)
Loss on early extinguishment of debt	0	0		8,615,000	8,615,000	0	0
Gain loss on divestiture		(3,800,000)			(3,800,000)	0	0
Non-cash lease expense		3,667,000		0
Other		34,000		13,000	114,000	51,000	10,000
Amortization of debt discount		392,000		327,000	738,000	633,000	597,000
Changes in operating assets and liabilities:
Accounts receivable—Net		(7,749,000)		(9,834,000)	(10,558,000)	(4,494,000)	1,930,000
Deferred contract costs		(765,000)		128,000	(1,110,000)	(4,281,000)	0
Other current assets		(1,937,000)		2,757,000	(6,483,000)	(4,139,000)	(556,000)
Deferred contract costs—Non-current		(1,597,000)		(941,000)	(1,926,000)	(3,031,000)	0
Other assets		1,699,000		(10,254,000)	(9,187,000)	(1,778,000)	(4,379,000)
Operating lease assets		3,410,000		0
Income taxes		(43,000)		7,256,000	6,724,000	(1,277,000)	(967,000)
Accounts payable		3,613,000		(115,000)	(2,256,000)	4,465,000	2,313,000
Accrued expenses		4,031,000		(17,324,000)	165,000	1,296,000	(1,620,000)
Operating lease liabilities		(3,900,000)		0
Deferred revenues		2,303,000		1,127,000	1,376,000	2,306,000	(335,000)
Other liabilities		(2,281,000)		(202,000)	3,954,000	2,210,000	1,697,000
Net cash (used in) operating activities		59,820,000		23,776,000	103,943,000	66,301,000	72,286,000
Cash Flows from Investing Activities:
Purchases of software, equipment, and property		(13,158,000)		(12,512,000)	(30,107,000)	(20,461,000)	(20,179,000)
Purchase of equity method investment		(10,189,000)		0
Purchase of intangible asset		(49,000)		(560,000)	(560,000)	(159,000)	0
Purchase of investment					0	(435,000)	0
Net cash used in investing activities		(23,396,000)		(13,072,000)	(30,667,000)	(21,055,000)	(20,179,000)
Cash Flows from Financing Activities:
Proceeds from issuance of non-controlling interest in subsidiary		0		14,179,000	14,179,000	0	0
Principal payments on long-term debt		(6,923,000)		(381,923,000)	(388,846,000)	(10,000,000)	(10,000,000)
Proceeds from issuance of long-term debt, net of fees paid to lender		0		369,792,000	369,792,000	0	0
Proceeds from borrowings on revolving lines of credit		0		65,000,000	65,000,000	0	0
Repayment of borrowings on revolving lines of credit		0		(65,000,000)	(65,000,000)	0	0
Proceeds from issuance of Series B common stock		1,007,000		0
Payment of fees associated with early extinguishment of long-term debt		0		(29,000)	(29,000)	0	0
Proceeds from exercise of stock options		503,000		242,000	719,000	720,000	0
Repurchases of Series B common stock		0		(101,000)	(236,000)	(148,000)	(100,000)
Dividend to stockholders		(134,549,000)		0	0	0	(50,000,000)
Net cash provided by financing activities		(139,962,000)		2,160,000	(4,421,000)	(9,428,000)	(60,100,000)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		(74,000)		(46,000)	62,000	(70,000)	(77,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS		(103,612,000)		12,818,000	68,917,000	35,748,000	(8,070,000)
Cash – Beginning		162,118,000		93,201,000	93,201,000	57,453,000	65,523,000
Cash – Ending	$ 58,506,000	58,506,000	$ 162,118,000	106,019,000	162,118,000	93,201,000	57,453,000
Non-Cash Investing and Financing Activities:
Unpaid liability related to software, equipment, and property		5,752,000		0	239,000	7,279,000	3,220,000
Asset obtained in exchange for financing liability					0	0	43,500,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest		35,020,000		35,470,000	71,649,000	87,215,000	85,561,000
Cash received (paid) for income taxes—Net		$ (10,409,000)		$ 283,000	$ 917,000	$ (17,958,000)	$ (1,707,000)